Security deposits and Long Term Commitments (Details)		12 Months Ended
	May 01, 2014 USD ($) ft²	Dec. 31, 2015 USD ($) ft²	Sep. 30, 2016 USD ($)	Dec. 31, 2014 USD ($)
Security deposits and Long Term Commitments (Details) [Line Items]
Number of Security Deposits on Rented Spaces		3
Security Deposit		$ 4,945	$ 3,100	$ 7,235
Building [Member] | Phoenix, Arizona [Member]
Security deposits and Long Term Commitments (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²		1,200
Operating Leases, Rent Expense, Minimum Rentals		$ 1,254
Lease Expiration Date		Feb. 28, 2016
Operating Leases, Future Minimum Payments Due		$ 2,508
Building [Member] | Tucson, Arizona [Member]
Security deposits and Long Term Commitments (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²	2,400
Operating Leases, Rent Expense, Minimum Rentals	$ 1,894
Lease Expiration Date	Apr. 30, 2016
Operating Leases, Future Minimum Payments Due		$ 7,576
Other Commitments, Description	This facility consists of 2,400 square feet and the two year lease with monthly rent of $1,894 and it is expiring on April 30, 2016.
Lessee Leasing Arrangements, Operating Leases, Term of Contract	2 years